UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from May 1, 2011 to May 31, 2011

Commission File Number of issuing entity: 333-165957-01

Bank of America Auto Trust 2010-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-165957

Bank of America Auto Receivables Securitization, LLC

(Exact name of depositor as specified in its charter)

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-6885893

(I.R.S. Employer Identification No.)

c/o Bank of America Auto Receivables Securitization, LLC 100 N. Tryon Street Charlotte, NC	28255
(Address of principal executive offices of the issuing entity)	(zip code)

(980) 386-4829

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 notes	☐	☐	☒
Class A-2 notes	☐	☐	☒
Class A-3 notes	☐	☐	☒
Class A-4 notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On June 15, 2011, a distribution was made to holders of notes of the issuing entity. The description of the distribution and pool performance for the distribution period from May 1, 2011 to May 31, 2011 is provided on the distribution report attached as Exhibit 99.1 to this Form 10-D.

PART II – OTHER INFORMATION

Item 9.	Exhibits.

ITEM 9.01 (c). Exhibits.

The following is filed as Exhibit to this Report under Exhibit 99:

Exhibit No.	Description

99.1	Distribution report (The Indenture Trustee Certificate Statement to Noteholders) of the issuing entity, relating to the June 15, 2011 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: June 17, 2011	Bank of America Auto Receivables Securitization, LLC

	By:	/S/ JONATHAN S. HAYES
	Name:	Jonathan S. Hayes
	Title:	Senior Vice President